Future Minimum Rents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments received
2012	$ 931,190
2013	904,052
2014	851,711
2015	802,147
2016	751,847
Thereafter	3,240,862
Total	$ 7,481,809